Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

Dr. Thomas Lam, one of the Company’s directors is a significant shareholder and the Chief Executive Officer of NMM. See Note 1 for information on the proposed Merger and NMM’s investments in and loan to the Company.

Mark Fawcett, one of the Company’s directors, was nominated by NNA as its representative on the Board. See Note 10 for information in relation to NNA’s registration rights granted by the Company.

In September 2015, the Company entered into a note receivable with Rob Mikitarian, a minority owner in APS, in the amount of approximately $150,000. The note accrues interest at 3% per annum and is due on or before September 2017. At both June 30, 2017 and March 31, 2017, the balance of the note was approximately $150,000 and is included in other receivables in the accompanying consolidated balance sheets.

In September 2015, the Company entered into a note receivable with Liviu Chindris, M.D., a minority owner in APS, in the amount of approximately $105,000. The note accrues interest at 3% per annum and is due on or before September 2017. At June 30, 2017 the balance of the note has been paid and at March 31, 2017, the balance of the note was approximately $105,000 and is included in other receivables in the accompanying consolidated balance sheets. In November, 2016, in connection with a promissory note issued to Dr. Chindris, which the Company has repaid in full, the Company issued Dr. Chindris a warrant to purchase up to 5,000 shares of Common Stock at an exercise price of $9.00 per share (see Note 2).

In December 2016 and June 30, 2017, the Company billed NMM $930,169 and $438,307, respectively, for its 50% share of the costs related to APAACO’s participation in the NGACO Model that the Company had incurred on behalf of APAACO.

In the ordinary course of the Company’s business, the Company from time to time grants options to its employees under its Equity Incentive Plans and enters into employment agreements with its employees, including officers,. See Note 6 and Note 8 above for addition information.

In addition, affiliates wholly-owned by the Company’s officers, including Dr. Hosseinion, are reported in the accompanying condensed consolidated statement of operations on a consolidated basis, together with the Company’s subsidiaries, and therefore, the Company does not separately disclose transactions between such affiliates and the Company’s subsidiaries as related party transactions.

11. Related Party Transactions

On January 12, 2016, the Company entered into a new consulting agreement with Mr. Gary Augusta, the President of Flacane Advisors, Inc. and the Company’s Executive Chairman of the Board of Directors (the “2016 Augusta Consulting Agreement”) to replace the substantially similar 2015 Augusta Consulting Agreement that expired by its terms on December 31, 2015. Under the 2016 Augusta Consulting Agreement, the Augusta Consultant is paid $25,000 per month to provide business and strategic services to the Company; and Augusta Consultant is also eligible to receive options to purchase shares of the Company’s common stock as determined by the Company’s Board of Directors. In addition, Mr. Augusta is subject to a Directors Agreement with the Company dated March 7, 2012. During the years ended March 31, 2017 and 2016, the Company incurred approximately $280,000 and $770,000, respectively, of an aggregate of consulting expense and reimbursement of out of pocket expenses in connection with the 2015 Augusta Consulting Agreement and 2016 Augusta Consulting Agreement. The Company owed the Augusta Consultant approximately $11,300 and $9,500, at March 31, 2017 and 2016, respectively. The 2016 Augusta Consulting Agreement was terminated on December 20, 2016 and replaced by an employment agreement with Mr. Augusta (see Note 10).

During the year ended March 31, 2016, the Company raised approximately $15 million in connection with the sale of shares of Series A and Series B preferred stock and warrants from NMM in which Dr. Thomas Lam, one of the Company’s directors is a significant shareholder (see Note 9). On January 3, 2017, pursuant to a promissory note agreement, NMM provided a loan to ApolloMed in the principal amount of $5,000,000 (see Note 6).

As part of an amendment to the Merger Agreement on March 30, 2017, the merger consideration to be paid by the Company to NMM was amended to include warrants to purchase 850,000 shares of common stock in the Company at an exercise price of $11 per share, that will only be granted in the event that the proposed merger between the Company and NMM is consummated (such warrant will not vest and will expire if the contemplated merger transaction does not occur) in exchange for both NMM providing a guarantee for the Alliance Note and as compensation to NMM for giving up their right to additional shares in the Company based on the agreed upon exchange ratio with NM in the event that the Alliance Note is converted to common stock.

As of March 31, 2 2016, accounts payable in the consolidated balance sheets includes $104,500 for principal and accrued interest owed to a 9% note holder who is also a shareholder of the Company and such amount was paid during the year ended March 31, 2017.

In September 2015, the Company entered into a note receivable with Rob Mikitarian, a minority owner in APS, in the amount of approximately $150,000. The note accrues interest at 3% per annum and is due on or before September 2017. At both March 31, 2017 and 2016, the balance of the note was approximately $150,000 and is included in other receivables in the accompanying consolidated balance sheets.

In September 2015, the Company entered into a note receivable with Dr. Liviu Chindris, a minority owner in APS, in the amount of approximately $105,000. The note accrues interest at 3% per annum and is due on or before September 2017. At both March 31, 2017 and 2016, the balance of the note was approximately $105,000 and is included in other receivables in the accompanying consolidated balance sheets.

In November, 2016 the Company issued the Chindris Note to Dr, Liviu Chindris, a minority owner in APS, in the principal amount of $400,000 that bore interest at the rate of 12% annually. The note was due February 17, 2017 and was repaid. (see Note 6).

In December 2016, the Company billed NMM, current merger candidate, $930,169 for its 50% share of startup costs related to Next Generation ACO (NGACO) model. See more detail about this model in the “Our Operations and Industry” section of the Form 10-K.